Label		Element	Value
Strategic Bond
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Strategic Bond
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica Strategic Bond Fund (the “Strategic Bond Fund” or the “Fund”) is a high level of total return.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 19 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 70 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	137.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUE OF THE FUND
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is fixed income investing. The strategy of “fixed income investing” in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant — particularly with respect to the issuers of high-yield, high-risk bonds — the strength of the underlying issuer.

The principal investment technique of the Fund is active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign corporate bonds, which may include below investment grade debt securities (commonly referred to as “junk bonds”), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Although the Fund may invest in securities of any maturity, the Fund generally expects to maintain a duration of seven years or less, and may use futures contracts, including U.S. Treasury and interest rate futures, to assist in managing the Fund’s duration. Under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, will be invested in bonds.

The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Interest Rate Fluctuations. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Bonds with longer durations are generally more sensitive to interest rate changes than those with shorter durations.

Bond Market Volatility. The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Fund’s portfolio.

Credit Risk. The Fund will invest in bonds with various credit ratings. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher-rated issuer to default or otherwise become unable to honor its financial obligations.

The Fund may invest in “junk bonds,” which are considered speculative. While management seeks to diversify the Fund and to engage in a credit analysis of each junk bond issuer in which the Fund invests, junk bonds carry a substantial risk of default or they may already be in default. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower yielding security, which would decrease the return of the Fund.

Foreign Securities Risk. By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. Moreover, foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems; insufficient foreign currency reserves; political, social and economic considerations; or the relative size of the governmental entity’s debt position in relation to the economy. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. These risks are heightened when the issuer is from an emerging market country.

U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Illiquidity. Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed income securities generally go down. Illiquid securities and relatively less liquid securities may also be difficult to value.

Active Trading. As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Securities Selection. A strategy used by the Fund, or securities selected by a portfolio manager, may fail to produce the intended return.

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Fund’s net asset value per share to decline.

Risk Lose Money [Text]		rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compare the Fund’s average annual returns to those of the Barclays U.S. Aggregate Bond Index, a broad measure of market performance, and the LIBOR 3-Month Index. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compare the Fund’s average annual returns to those of the Barclays U.S. Aggregate Bond Index, a broad measure of market performance, and the LIBOR 3-Month Index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-858-8850
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.safunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	STRATEGIC BOND FUND (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 12.19% (quarter ended June 30, 2009) and the lowest return for a quarter was -9.99% (quarter ended December 31, 2008).

The Fund’s cumulative year-to-date return through the most recent calendar quarter ended June 30, 2015 was 1.02%.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.02%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.19%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(9.99%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	However, the Table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher than the before-tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2014)
Strategic Bond | Barclays U.S. Aggregate Bond Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, Past Five Years		rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, Past Ten Years		rr_AverageAnnualReturnYear10	4.71%
Strategic Bond | LIBOR 3-Month Index
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, Past Five Years		rr_AverageAnnualReturnYear05	0.32%
Average Annual Returns, Past Ten Years		rr_AverageAnnualReturnYear10	1.92%
Strategic Bond | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses		rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		rr_ExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.30%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within two years of purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 601
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,968
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	601
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	868
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,968
Annual Return 2005		rr_AnnualReturn2005	4.57%
Annual Return 2006		rr_AnnualReturn2006	7.92%
Annual Return 2007		rr_AnnualReturn2007	3.91%
Annual Return 2008		rr_AnnualReturn2008	(15.63%)
Annual Return 2009		rr_AnnualReturn2009	27.54%
Annual Return 2010		rr_AnnualReturn2010	11.65%
Annual Return 2011		rr_AnnualReturn2011	3.56%
Annual Return 2012		rr_AnnualReturn2012	12.06%
Annual Return 2013		rr_AnnualReturn2013	0.32%
Annual Return 2014		rr_AnnualReturn2014	3.28%
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(1.54%)
Average Annual Returns, Past Five Years		rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, Past Ten Years		rr_AverageAnnualReturnYear10	4.89%
Strategic Bond | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, Past Five Years		rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, Past Ten Years		rr_AverageAnnualReturnYear10	2.81%
Strategic Bond | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, Past One Year	[3]	rr_AverageAnnualReturnYear01	(0.86%)
Average Annual Returns, Past Five Years	[3]	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, Past Ten Years	[3]	rr_AverageAnnualReturnYear10	2.94%
Strategic Bond | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	rr_MaximumDeferredSalesChargeOverOther	4.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		rr_ExpensesOverAssets	1.97%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.97%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase.
Expense Example, with Redemption, 1 Year	[4]	rr_ExpenseExampleYear01	$ 600
Expense Example, with Redemption, 3 Years	[4]	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	[4]	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	[4]	rr_ExpenseExampleYear10	2,123
Expense Example, No Redemption, 1 Year	[4]	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	[4]	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	[4]	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	[4]	rr_ExpenseExampleNoRedemptionYear10	$ 2,123
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, Past Five Years		rr_AverageAnnualReturnYear05	5.04%
Average Annual Returns, Past Ten Years		rr_AverageAnnualReturnYear10	4.85%
Strategic Bond | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		rr_ExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.94%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,264
Average Annual Returns, Past One Year		rr_AverageAnnualReturnYear01	1.63%
Average Annual Returns, Past Five Years		rr_AverageAnnualReturnYear05	5.32%
Average Annual Returns, Past Ten Years		rr_AverageAnnualReturnYear10	4.73%
Strategic Bond | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[5]	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements		rr_ExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	rr_NetExpensesOverAssets	1.17%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other expenses with respect to the Class W shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,420
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,420

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 18-20 of the Prospectus for more information about the CDSCs.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.40%, 2.05%, 2.05% and 1.20%, for Class A, B, C and W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	When the return after taxes on distributions and sale of Fund shares is higher than the before-tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[4]	Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.
[5]	Other expenses with respect to the Class W shares are based on estimated amounts for the current fiscal year.